MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
The following is a summary of available-for-sale marketable securities:

	December 31, 2016
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	Value

Available-for-sale – matures within one year:

Banks debentures	$6,358	$ *)	$-	$6,358
Corporate debentures	6,933	*)	(6)	6,927

	13,291	*)	(6)	13,285

Available-for-sale – matures after one year through two years:

Banks debentures	1,653	-	-	1,653

	1,653	-	-	1,653

Total	$14,944	$ *)	$(6)	$14,938

*)	Represents an amount less than $ 1.